ADVANCES TO SUPPLIERS (Tables)	12 Months Ended
Dec. 31, 2023
ADVANCES TO SUPPLIERS
Summary of advances to suppliers	Advances to suppliers are as follows:

	December 31,	December 31,	December 31,
	2022	2023	2023
	RMB	RMB	US$
			(Note 3)
Other	30,345	—	—
	30,345	—	—